Regulatory Requirements - Narrative (Details) - Northfield Bancorp, Inc. [Member]	Dec. 31, 2025	Dec. 31, 2024
Regulatory Requirements [Line Items]
Common equity Tier 1 capital (to risk-weighted assets), for capital adequacy purposes ratio	4.50%	9.00%
Tier 1 capital (to risk-weighted assets), for capital adequacy purposes ratio	0.06
Total capital (to risk-weighted assets), for capital adequacy purposes ratio	0.08
Tier 1 capital (to adjusted total assets), for capital adequacy purposes ratio	0.04
Tier 1 capital (to adjusted total assets), for well capitalized under prompt corrective action provisions ratio	0.05
Common equity Tier 1 capital (to risk-weighted assets), for well capitalized under prompt corrective action provisions ratio	6.50%	9.00%
Tier 1 risk-based capital ratio	0.08
Total capital (to risk-weighted assets), for well capitalized under prompt corrective action provisions ratio	0.10
Tier 1 risk-based capital required for capital adequacy to risk-weighted assets, higher risk weight	2.50%